Other Contract Holder Funds - Additional Information (Details) - USD ($)		Dec. 31, 2022	Dec. 31, 2021
Liability for Future Policy Benefit, Activity [Line Items]
Debt carrying value	[1]	$ 2,635,000,000	$ 2,649,000,000
Federal Home Loan Bank of Indianapolis ("FHLBI") capital stock		146,000,000	125,000,000
Funding agreements		$ 2,100,000,000	$ 2,000,000,000.0
At Guaranteed Minimum | All Annuity Accounts
Liability for Future Policy Benefit, Activity [Line Items]
Account values, percentage		92.00%	93.00%
At Guaranteed Minimum | Closed Block Life
Liability for Future Policy Benefit, Activity [Line Items]
Account values, percentage		65.00%	65.00%
Fair Value
Liability for Future Policy Benefit, Activity [Line Items]
Federal Home Loan Bank of Indianapolis ("FHLBI") capital stock		$ 146,000,000	$ 125,000,000
Global Medium Term Note | Medium term notes
Liability for Future Policy Benefit, Activity [Line Items]
Debt face amount		27,000,000,000
Debt carrying value		$ 5,900,000,000	$ 6,000,000,000.0

[1]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.